Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of presentation
2.1	Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes normally included in the annual financial statements prepared in accordance with U.S. GAAP. Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation S-X. In the opinion of management, the Group’s unaudited interim condensed consolidated financial statements and accompanying notes include all adjustments (consisting of normal recurring adjustments) considered necessary for the fair statement of the Group’s financial position as of December 31, 2020 and June 30, 2021, and results of operations and cash flows for the six months ended June 30, 2020 and 2021. Interim results of operations are not necessarily indicative of the results for the full year or for any future period. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2020, and related notes included in the Group’s audited consolidated financial statements. The financial information as of December 31, 2020 presented in the unaudited interim condensed consolidated financial statements is derived from the audited consolidated financial statements as of December 31, 2020.

Use of estimates
2.2	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements. Significant accounting estimates reflected in the Company’s consolidated financial statements include legal contingencies, share-based compensation and realization of deferred tax assets. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation
2.3	Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprises (“WFOE”) and variable interest entities (“VIEs”) over which the Company is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated statements of comprehensive (loss)/income from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A VIE is required to be consolidated by the primary beneficiary of

2.	Summary of significant accounting policies (Continued)
2.3	Consolidation (Continued)

the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Due to legal restrictions on foreign ownership and investment in commercial internet content provider or other value-added telecommunication service through certain PRC domestic companies, the equity interests of certain PRC domestic companies are held by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. Specifically, the PRC domestic companies that are material to the Group’s businesses are Beijing Technology and Shenzhen uCloudlink.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Company’s consolidated financial statements with intercompany balances and transactions eliminated between the VIEs:

	As of December 31,	As of June 30,
	2020	2021
	(in thousands of US$)
Cash and cash equivalents	1,734	1,214
Accounts receivable, net	1,450	1,303
Amounts due from non-VIE subsidiaries of the Company	6,663	9,373
Property and equipment and intangible assets	2,311	1,682
Others	9,399	10,080
Total assets	21,557	23,652
Amounts due to non-VIE subsidiaries of the Company	42,442	51,663
Accrued expenses, account payable and other liabilities	14,276	14,945
Contract liabilities	215	115
Others	—	29
Total liabilities	56,933	66,752

	Six Months ended June 30,
	2020	2021
	(in thousands of US$)
Revenue (note)	35,825	14,517
Net income/ (loss) (note)	991	(7,365)
Net cash provided by/ (used in) operating activities	994	(430)
Net cash used in investing activities	(1,113)	(90)
Net cash used in financing activities	(2,457)	—

Note:

Revenue and net income/ (loss) incurred by the VIEs are primarily from the provision of data connectivity services, as well as sales of Wi-Fi terminals and sales of data related products.

The VIEs did not have any material related party transactions except for the related party transactions which are disclosed in Note 21 or elsewhere in these consolidated financial statements, and those transactions with other subsidiaries that are not VIEs, which were eliminated upon consolidation.

2.	Summary of significant accounting policies (Continued)
2.3	Consolidation (Continued)

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital. As all VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by its VIEs, the Company has provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs, as well as the Company’s own business objectives in the future.

Unrecognized revenue-producing assets held by the VIEs include certain internet value added services provision and other licenses. The internet value added services provision and other licenses are required under relevant PRC laws, rules and regulations for the operation of internet businesses in the PRC, and therefore are integral to the Group’s operations. The internet content provision licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

Investment in equity investee
2.4	Investment in equity investees

The equity investment represents the Group’s investment in privately-held entities. The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investees after the date of investment. When the Group’s share of loss in the equity investees equal or exceed their interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investees. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Fair value of financial instruments
2.5	Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

2.	Summary of significant accounting policies (Continued)
2.5	Fair value of financial instruments (Continued)

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, short-term deposit, accounts receivable, accounts payable, contract liabilities and other liabilities.

As of December 31, 2020 and June 30, 2021, the carrying values of cash and cash equivalents, short-term deposit, accounts receivable, accounts payable, contract liabilities and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short term nature of these instruments.

Revenue recognition
2.6	Revenue recognition

Revenue is principally generated by the provision of data connectivity services and the sales of terminals and sales of data related products. Revenue represents the fair value of the consideration received or receivable for the sales of goods and the provision of services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). The Group recognizes revenue in accordance with ASC 606 “Revenue from Contracts with Customers” for all years presented with full retrospective method.

The Group conducts its business through various contracts with customers, including:

(i)	Data connectivity services

The Group generates international data connectivity services revenues from (i) data service fees from the use of portable Wi-Fi terminals (under its brand of “Roamingman”), (ii) data service fees generated from sales of data connectivity services to enterprise customers, and (iii) retail sales of data connectivity services.

The Group also generates local data connectivity services revenues from (i) data service fees generated from sales of data connectivity services to enterprise customers, and (ii) retail sales of data connectivity services.

For data connectivity services from the use of portable Wi-Fi terminals, the Group determines that the arrangement involves the leasing of portable Wi-Fi terminals with data connectivity services embedded. The Group determines that it is the lessor in the arrangement which contains an equipment lease component and a service non-lease component. The Group further determines that lease component is an operating lease under ASC 840, and that the operating lease component and service component are delivered over the same time and pattern. Therefore, the lease income and service income are recognized as data connectivity services revenue evenly over the service period.

2.	Summary of significant accounting policies (Continued)
2.6	Revenue recognition (Continued)

The Group evaluates and determines that it is the principal. For data connectivity services from the use of portable Wi-Fi terminals and retail sales of data connectivity services, the Group views users as its customers. For data connectivity services generated from sales of data connectivity services to enterprise customers, the Group views enterprise customers as its customers. The Group reports data connectivity services revenues on gross basis. Accordingly, the amounts paid for data connectivity services by customers are recorded as revenues and the related commission fees paid to its agents (mainly travel agents and other online distributors) are recorded as cost of revenues. Where the Group is the principal, it controls the data before the data connectivity service is provided to customers. Its control is evidenced by the inventory risk borne by the Group and the Group’s ability to direct the use of the data, and is further supported by the Group being primarily responsible to customers and having the discretion in establishing pricing.

Data connectivity services offered to customers typically provide unlimited data usage during a fixed period of time (“contract period”), where revenue is recognized ratably on a straight-line basis over the contract period. The Group does not have further performance obligations to the customers after the contract period. The Group also offers data connectivity services where customers are charged service fee based on actual data usage, where revenue is recognized as the services are provided to customers.

In providing data connectivity services to its customers, the Group procures SIM cards and data plans from various suppliers. Those SIM cards are activated and hosted on the Group’s cloud SIM platform. The Group’s cloud SIM platform manages terminal information and customer accounts and intelligently allocates the SIM cards and data plans and makes them available to customers who purchase the Group’s data connectivity services. Accordingly, the Group takes inventory risk and obtains control of the SIM cards and data plans procured and direct the use of the data on its cloud SIM platform depending on customers’ demand. The Group accounts for the SIM cards and data plans procured as costs of revenue as data is being made available and consumed on its cloud SIM platform.

As the Group’s data connectivity services are provided without right of return and the Group does not provide any other credit and incentive to its customers, therefore, the Group’s provision of data connectivity services does not involve variable consideration.

(ii)	Sales of terminals and data related products

The Group generates revenues from selling tangible products, including GlocalMe portable Wi-Fi terminals, GlocalMe World Phone series and smartphones with GlocalMe Inside (“GMI”) implemented, as well as SIM cards, to enterprise and retail customers and business partners. Sales of terminals and data related products are recognized when control of promised goods is transferred to the customers, which generally occurs upon the acceptance of the goods by the customers.

For sales of Wi-Fi terminals, one gigabyte of free data connectivity service is normally included as a bundle package for the first time purchase of the terminals. There are two separate performance obligations in such bundle sales as the Wi-Fi terminal is a distinct good while the data connectivity service is a distinct service. The Group allocates the transaction price to each distinct performance obligation based on their relative standalone selling prices. The Group then recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For revenue related to the Wi-Fi terminals, revenue is recognized when the control of the Wi-Fi terminals is transferred. For revenue related to the data connectivity service, it is recognized ratably on a straight-line basis over the relevant contract period.

2.	Summary of significant accounting policies (Continued)
2.6	Revenue recognition (Continued)
(iii)	Provision of PaaS or SaaS services

Platform-as-a-Service (PaaS) or Software-as-a-Service (SaaS) mainly consist of fees generated from providing cloud SIM platform as a service to business partners. The Group provides its cloud SIM platform as a service to business partners enabling them to manage their data resources. Business partners using the platform are charged service fees for the use of the cloud SIM platform services. The Group has continuous obligation to ensure the performance of the platform over the service period. Revenue is recognized ratably over the contract period as business partners simultaneously consume and receive benefits from the service. The Group does not provide any other credit and incentive related to the cloud SIM platform services, therefore there is no variable consideration in the arrangement.

(iv)	Contract balance

Contract liabilities represent the cash collected upfront from the customers for purchase of data connectivity services or purchase of Wi-Fi terminals, while the underlying data connectivity services have not yet been rendered or the Wi-Fi terminals have not been delivered to the customers by the Group, which is included in the presentation of contract liabilities.

Due to the generally short-term duration of the relevant contracts, all performance obligations are satisfied within one year. Where transaction prices for data connectivity services and Wi-Fi terminals are received upfront from the customers, such receipts are recorded as contract liabilities and recognized as revenues over the contract period. The opening balance of contract liabilities from several customers as of January 1, 2020 was US$1,925 thousands. For the year ended December 31, 2020 and six months ended 2021, revenue amounting to US$1,925 thousands and US$889 thousands were included in the contract liabilities balance at the beginning of the respective period.